Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Provisions and contingent liabilities
18 Provisions and contingent liabilities

a. Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels.

The table below shows the breakdown of provisions by nature and their changes:

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary (i)	Balance as of 12/31/2023
IRPJ and CSLL (a.1)	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	68,434	46,743	(21,148)	(14,747)	27,101	789	107,172
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a.2)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Others	95,113	47,329	(8,031)	‐	13,198	‐	147,609
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

(i) For further information, see Note 28.

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	‐	36,574	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	68,434
Civil, environmental and regulatory claims	108,761	18,326	(9,980)	(23,700)	9	93,416
Labor litigation	95,460	22,663	(22,387)	(23,142)	578	73,172
Provision for indemnities (a.2)	‐	150,820	‐	‐	‐	150,820
Others	91,637	4,812	(3,850)	-	2,514	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720	1,040,172
Current	119,942					22,837
Non-current	812,243					1,017,335

Provisions	Balance on 12/31/2020	Additions	Reversals	Payments	Interest	Reclassification to liabilities held for sale (i)	Balance as of 12/31/2021
IRPJ and CSLL	547,862	-	(6,966)	-	11,276	-	552,172
Tax	108,568	58,839	(83,536)	-	284	-	84,155
Civil, environmental, and regulatory claims	57,772	87,066	(9,702)	(8,116)	724	(18,983)	108,761
Labor litigation	90,675	42,826	(4,432)	(17,068)	2,620	(19,161)	95,460
Others	93,168	63	(1,457)	-	704	(841)	91,637
Total	898,045	188,794	(106,093)	(25,184)	15,608	(38,985)	932,185
Current	43,660						119,942
Non-current	854,385						812,243

(i) For further information see Note 29.

Balances of escrow deposits are as follows:

	12/31/2023	12/31/2022
Tax	856,830	790,979
Labor	37,715	42,624
Civil and others	138,172	112,780
	1,032,717	946,383

In the year ended December 31, 2023, the monetary adjustment on escrow deposits amounted to R$ 62,217 (R$ 26,969 as of December 31, 2022), recorded with a corresponding entry to financial income in profit or loss.

a.1 Provision for tax matters

On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits, which amounted to R$ 600,259 as of December 31, 2023 (R$ 569,415 as of December 31, 2022). On July 18, 2014, a second instance unfavorable decision was published, and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention, which was dismissed on December 30, 2014 and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts - Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trials are pending. At the STJ, the issue was subject to the system of Repetitive Appeals (Repetitive Issue No. 1093) and is awaiting judgment by the Superior Court.

a.2 Provision for indemnities

On April 1, 2022, Ultrapar concluded the transaction for the sale of Oxiteno, for which it was agreed that the former shareholder, Ultrapar, is responsible, in accordance with the terms and conditions of the share purchase and sale agreement, for losses resulting from claims arising from acts, facts or omissions that occurred prior to the closing of the transaction. A provision for indemnities in the amount of R$ 168,568 was recorded, R$ 92,823 related to labor claims, R$ 17,584 related to civil claims and R$ 58,160 related to tax claims, which may be reimbursed to Indorama, in the event of materialization of such losses.

On August 1, 2022, Ultrapar concluded the transaction for the sale of Extrafarma, for which it was agreed that the former shareholder, subsidiary IPP, is responsible, in accordance with the terms and conditions of the share purchase and sale agreement, for losses resulting from claims arising from acts, facts or omissions that occurred prior to the closing of the transaction. A provision for indemnities in the amount of R$ 35,075 was recorded, R$ 16,259 of which related to labor claims, R$ 6,420 to civil claims and R$ 12,395 to tax claims, which may be reimbursed to Pague Menos, in the event of materialization of such losses.

b. Contingent liabilities (possible)

The Company and its subsidiaries are parties to tax, civil, environmental, regulatory, and labor claims whose likelihood of loss is assessed by the legal departments of the Company and its subsidiaries as possible, based on the opinion of its external legal advisors and based on these assessments, these claims were not provided for in the financial statements. The estimated amount of this contingency is R$ 4,013,392 as of December 31, 2023 (R$ 3,601,865 as of December 31, 2022).

b.1 Contingent liabilities for tax and social security matters

The Company and its subsidiaries have contingent liabilities for tax and social security matters in the amount of R$ 3,148,222 as of December 31, 2023 (R$ 2,656,479 as of December 31, 2022), mainly represented by:

b.1.1 The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products, which are subsequently sold, are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 185,388 as of December 31, 2023 (R$ 182,446 as of December 31, 2022).

b.1.2 The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings was R$ 1,380,424 as of December 31, 2023 (R$ 1,376,199 as of December 31, 2022). Such proceedings arise mostly from: i) credits considered undue in the amount of R$ 149,061 as of December 31, 2023 (R$ 201,408 as of December 31, 2022), ii) alleged non-payment in the amount of R$ 196,693 as of December 31, 2023 (R$ 178,825 as of December 31, 2022); iii) conditioned fruition of tax incentive in the amount of R$ 193,912 as of December 31, 2023 (R$ 193,785 as of December 31, 2022); iv) inventory differences in the amount of R$ 282,254 as of December 31, 2023 (R$ 302,143 as of December 31, 2022); and v) 2% surcharge on products considered non-essential (hydrated ethanol) in the amount of R$ 271,518 (R$ 246,336 as of December 31, 2022).

b.1.3 The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total R$ 1,394,010 as of December 31, 2023 (R$ 759,469 as of December 31, 2022), mainly represented by:

b.1.3.1 The subsidiary IPP received in 2017 a tax assessment related to the IRPJ and CSLL resulting from the alleged undue amortization of the goodwill paid on acquisition of investments, in the amount of R$ 251,789 as of December 31, 2023 (R$ 233,805 as of December 31, 2022), which includes the amount of the income taxes, interest and penalty.

b.2 Contingent liabilities for civil, environmental, and regulatory claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 624,653 as of December 31, 2023 (R$ 690,052 as of December 31, 2022), mainly represented by:

b.2.1 The subsidiary Cia. Ultragaz is party to an administrative proceeding before Conselho Administrativo de Defesa Econômica (“CADE”), the Brazilian antitrust authority, based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE issued a decision against Cia. Ultragaz and imposed a penalty of R$ 36,935 as of December 31, 2023 (R$ 35,617 as of December 31, 2022). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2 The subsidiary Cia. Ultragaz has lawsuits totaling R$ 113,756 as of December 31, 2023 (R$ 255,290 as of December 31, 2022) filed by resellers seeking the declaration of nullity and termination of distribution contracts, in addition to indemnities for losses and damages.

b.3 Contingent liabilities for labor matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 240,515 as of December 31, 2023 (R$ 255,334 as of December 31, 2022).

b.4 Action for damages

In December 2022, the Company by means of its subsidiary Ipiranga, as the assignor, entered into an agreement with a Receivables Investment Fund (“FIDC”) to assign 90% of its receivables from an action for damages (contingent asset), with an initial fixed amount of R$ 140,000 recorded. The first portion of R$ 60,000 was received on December 29, 2022, and the remaining portion of R$ 80,000 (recorded under Other receivables as of December 31, 2022) was received on March 31, 2023, and bore interest based on DI rate calculated up to the settlement date. The underlying agreement establishes that the assignment transaction between the assignor and the assignee is irrevocable, irreversible, and transfers all risks and rewards.

c. Lubricants operation between Ipiranga and Chevron

In the lubricants' operation in Brazil between Chevron and subsidiary Ipiranga (see Note 3.c to the financial statements filed with CVM on February 20, 2019), it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions that occurred prior to the transaction. The amounts of provisions of Chevron’s liability of R$ 29,022 (R$ 26,010 as of December 31, 2022) are reflected in the consolidation of these financial statements and an indemnification asset in the same amount was constituted, recorded under Other receivables – indemnification asset.

Additionally, in connection with the business combination, a provision of R$ 198,900 was recognized on December 1, 2017 related to contingent liabilities and an indemnification asset in the same amount was recognized under Other receivables – indemnification asset, with a balance of R$ 95,905 as of December 31, 2023 (R$ 100,548 as of December 31, 2022). The amounts of provisions and contingent liabilities recognized in the business combination and the liability of the shareholder Chevron will be reimbursed to subsidiary Iconic in the event of losses without the need to recognize an allowance for expected credit losses.

The amount of the provision of Chevron’s liability of R$ 29,022 refers substantially to: (i) R$ 25,777 ICMS assessments on sales for industrial purposes, in which the STF closed the judgment of the thesis unfavorably to taxpayers; (ii) R$ 3,030 labor claims.